restructuring and other costs (Tables)	6 Months Ended
Jun. 30, 2024
restructuring and other costs
Schedule of restructuring and other costs presented in the Consolidated statements of income and other comprehensive income

	Three months		Six months
Periods ended June 30 (millions)	2024	2023	2024	2023
Restructuring [1] (b)
Goods and services purchased	$41	$9	$138	$51
Employee benefits expense	79	95	199	143
	120	104	337	194
Other (c)
Goods and services purchased	1	4	2	6
Employee benefits expense	—	7	—	74
	1	11	2	80
Total
Goods and services purchased	42	13	140	57
Employee benefits expense	79	102	199	217
	$121	$115	$339	$274

1	For the three-month and six-month periods ended June 30, 2024, excludes real estate rationalization-related restructuring impairments of property, plant and equipment of $31 (2023 – $NIL) and $99 (2023 – $52), respectively, which are included in depreciation.